As filed with the Securities and Exchange Commission on April 4, 2014
Securities Act File No. 333-192088

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING Intermediate Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, I, S and S2 of ING Intermediate Bond Portfolio

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Total Return Bond Portfolio, a series of ING Investors Trust, with and into ING Intermediate Bond Portfolio, a series of ING Intermediate Bond Portfolio, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR on December 9, 2013 (File No. 333-192088).

ING Intermediate Bond Portfolio

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of ING Intermediate Bond Portfolio's Amended and Restated Declaration of Trust, as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a)	Every person who is or has been a trustee or officer of the Trust and persons who serve at the Trust's request as director or officer of another corporation, partnership, joint venture, trust, or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)	The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c)	No indemnification shall be provided hereunder to a trustee, officer, employee, or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)	The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable; shall not affect any other rights to which any trustee, officer, employee, or agent may now or hereafter be entitled; shall continue as to a person who has ceased to be such trustee, officer, employee, or agent; and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(e)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Trust, or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)	The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking; (ii) the Trust is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

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(g)	No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omission occurring prior to such amendment or repeal.

In addition, ING Intermediate Bond Portfolio's officers and trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2014.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers, and controlling persons of ING Intermediate Bond Portfolio pursuant to the foregoing provisions or otherwise, ING Intermediate Bond Portfolio has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Intermediate Bond Portfolio of expenses incurred or paid by a trustee, officer, or controlling person of ING Intermediate Bond Portfolio in connection with the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the shares being registered, ING Intermediate Bond Portfolio will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Independent Trustee has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.	(a)	Amended and Restated Declaration of Trust dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)	Certificate of Amendment of Declaration of Trust dated June 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(c)	Certificate Evidencing Establishment and Declaration of Classes of Shares dated June 20, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(d)	Certificate of Amendment of Declaration of Trust, effective August 6, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(e)	Re-Designation of Classes of Shares of Beneficial Interest, effective April 30, 2004, (redesignation of Class R shares Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(f)	Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, effective April 29, 2005, (Issuance of Class ADV Shares). – Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(g)	Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, effective February 3, 2009, (Issuance of Class S2 Shares). – Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.
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(h)	Certificate of Amendment of Declaration of Trust, effective May 1, 2009 – Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

2.	(a)	Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)	Amendment dated March 11, 2010 to the Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

3.	Not applicable.

4.	Agreement and Plan of Reorganization between ING PIMCO Total Return Bond Portfolio, a series of ING Investors Trust and ING Intermediate Bond Portfolio, a series of ING Intermediate Bond Portfolio – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

6.	(a)	Investment Management Agreement between ING Investments, LLC and ING Intermediate Bond Portfolio dated May 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(b)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated May 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

7.	Distribution Agreement between ING Intermediate Bond Portfolio and ING Investments Distributor, LLC dated May 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

8.	Directors' Deferred Compensation Plan dated September 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

9.	(a)	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated March 28, 2013, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated herein by reference.

(b)	Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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(i)	Amended Exhibit A dated March 28, 2013, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated herein by reference.

(ii)	Amended Schedule 2 dated as of June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated March 28, 2013, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated herein by reference.

10.	(a)

Amended and Restated Distribution Plan for Class S shares, effective November 21, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(b)	Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares, effective November 21, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(c)	Amended and Restated Shareholder Service and Distribution Plan for Class S2 shares, effective November 21, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(i)	Side Agreement dated May 1, 2013 to the Amended and Restated Shareholder Service and Distribution Plan for Class S2 Shares effective November 21, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(d)	Second Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Intermediate Bond Portfolio, effective February 28, 2009 – Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an amendment to the Registrant’s Form N-14 Registration Statement on November 4, 2013 and incorporated herein by reference.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – Filed herein.

13.	(a)	Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Intermediate Bond Portfolio dated April 1, 2002 as amended and restated March 14, 2013 – Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(b)	License Agreement between Aetna Life Insurance Company and Aetna Income Shares, Inc. dated March 2, 1973 – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

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(c)	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated March 28, 2013, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated herein by reference.

(d)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A dated April 2007 to the Allocation Agreement (Investment Company Blanket Bond) September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(e)	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) September 26, 2003 – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(f)	Transfer Agency Services Agreement between ING Intermediate Bond Portfolio and BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amendment, effective February 8, 2011 to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)	Amended Exhibit A, effective February 29, 2012, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

(g)	Participation Agreement between ING Intermediate Bond Portfolio (formerly, ING VP Bond Portfolio), ReliaStar Life Insurance Company, and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment, executed September 22, 2003 to the Participation Agreement between ING Intermediate Bond Portfolio, ReliaStar Life Insurance Company, and ING Investments Distributor, LLC dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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(h)	Participation Agreement between ING Intermediate Bond Portfolio (formerly, ING VP Bond Portfolio), ReliaStar Life Insurance Company of New York, and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Participation Agreement between ING Intermediate Bond Portfolio (formerly, ING VP Bond Portfolio), Security Life of Denver Insurance Company, and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(j)	Participation Agreement between ING Intermediate Bond Portfolio (formerly, ING VP Bond Portfolio), Southland Life Insurance Company, and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(k)	Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

Amendment No. 1, executed May 1, 2000, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

Amendment No. 2 executed June 26, 2001, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(l)	Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment, executed November 9, 1998, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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(ii)	Amendment, executed June 1, 1999, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment, executed December 31, 1999, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)	Third Amendment, executed February 11, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)	Fourth Amendment, executed May 1, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)	Fifth Amendment, executed February 27, 2001, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii)	Sixth Amendment, executed June 19, 2001, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(j)	Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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14.	Consent of Independent Registered Public Accounting Firm – Not Applicable.

15.	Not applicable.

16.	Powers of Attorney – Filed as an amendment to the Registrant’s Form N-14 Registration Statement on November 4, 2013 and incorporated herein by reference.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 4th day of April, 2014.

ING Intermediate Bond Portfolio

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	April 4, 2014

John V. Boyer*	Trustee	April 4, 2014

Patricia W. Chadwick*	Trustee	April 4, 2014

Albert E. DePrince, Jr.*	Trustee	April 4, 2014

Peter S. Drotch*	Trustee	April 4, 2014

J. Michael Earley*	Trustee	April 4, 2014

Russell H. Jones*	Trustee	April 4, 2014

Patrick W. Kenny*	Trustee	April 4, 2014

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	April 4, 2014

Joseph E. Obermeyer*	Trustee	April 4, 2014

Sheryl K. Pressler*	Trustee	April 4, 2014

Colleen D. Baldwin*	Trustee	April 4, 2014

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Roger B. Vincent*		Trustee	April 4, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed as an exhibit to the Registrant’s Form N-14 Registration Statement on November 4, 2013 and incorporated herein by reference.

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EXHIBITS

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences

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